Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

(a)	Related parties

Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”)	Related parties of one of the Company’s shareholders
Jinyun Enterprises Limited (“Jinyun”or “BitFuFu Pool”)	Joint venture of the Company
Mr. Liang Lu	Ultimate controller of the Company

(b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

Services provided by:
- Bitmain (i)	40,095	89,002
Services provided to:
- BitFuFu Pool (ii)	3,036	13,285

(i)	The Company purchased infrastructure hosting services and hash rate services from Bitmain for the six months ended June 30, 2026 and 2025, which were recognized in cost of revenues.

(ii)	The Company provided hash rate to BitFuFu Pool for Bitcoin mining, which was recognized in self-mining revenue of the Company. The payout method of BitFuFu Pool is FPPS, as defined in Note 2 “Summary of significant accounting policies – Revenue recognition”.

(c)	The Company had the following related party balances as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025

Amount due from/ (due to) related parties:
- Mr. Liang Lu (i)	15	28
- Bitmain, net (i) (ii)	66,201	68,188

Pledged Bitcoins- current
- Bitmain (Note 4)	-	1,932

(i)	The amount due from/(to) related parties as of June 30, 2026 and December 31, 2025 was interest free without a stated maturity.

(ii)	The amounts due from Bitmain as of June 30, 2026 and December 31, 2025 primarily represented the net balance of prepaid hash rate fees, after offsetting against amounts payable for hosting services and mining equipment.